INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015
Revenue
Rent	$ 31,951,862		$ 35,019,463
Interest and other	1,918,922		944,205
Operating Partnerships Revenues	33,870,784		35,963,668
Expenses
Interest	4,766,338		5,084,931
Depreciation and amortization	7,802,472		9,108,132
Taxes and insurance	4,007,496		4,468,214
Repairs and maintenance	5,797,945		4,593,064
Operating expenses	12,267,164		12,771,054
Other expenses	1,280,559		1,193,064
Operating Partnerships Total Expenses	35,921,974		37,218,459
NET INCOME (LOSS)	(2,051,190)		(1,254,791)
Net income (loss) allocated to Boston Capital Tax Credit Fund V L.P.	(2,903,946)	[1]	(1,332,432)	[2]
Net income (loss) allocated to other partners	852,756		77,641
Series Forty Seven [Member]
Revenue
Rent	11,369,161		12,936,708
Interest and other	263,681		357,483
Operating Partnerships Revenues	11,632,842		13,294,191
Expenses
Interest	1,476,017		1,696,490
Depreciation and amortization	2,474,120		3,067,244
Taxes and insurance	1,635,088		1,899,032
Repairs and maintenance	1,636,286		1,770,488
Operating expenses	4,278,826		4,448,372
Other expenses	512,060		511,533
Operating Partnerships Total Expenses	12,012,397		13,393,159
NET INCOME (LOSS)	(379,555)		(98,968)
Net income (loss) allocated to Boston Capital Tax Credit Fund V L.P.	(833,245)	[1]	(265,914)	[2]
Net income (loss) allocated to other partners	453,690		166,946
Series Forty Eight [Member]
Revenue
Rent	6,769,915		8,629,304
Interest and other	1,314,502		219,816
Operating Partnerships Revenues	8,084,417		8,849,120
Expenses
Interest	715,567		995,534
Depreciation and amortization	1,597,640		2,132,788
Taxes and insurance	794,840		1,020,807
Repairs and maintenance	2,180,074		1,092,987
Operating expenses	2,651,767		3,124,793
Other expenses	453,401		470,279
Operating Partnerships Total Expenses	8,393,289		8,837,188
NET INCOME (LOSS)	(308,872)		11,932
Net income (loss) allocated to Boston Capital Tax Credit Fund V L.P.	(665,198)	[1]	(119,234)	[2]
Net income (loss) allocated to other partners	356,326		131,166
Series Forty Nine [Member]
Revenue
Rent	13,812,786		13,453,451
Interest and other	340,739		366,906
Operating Partnerships Revenues	14,153,525		13,820,357
Expenses
Interest	2,574,754		2,392,907
Depreciation and amortization	3,730,712		3,908,100
Taxes and insurance	1,577,568		1,548,375
Repairs and maintenance	1,981,585		1,729,589
Operating expenses	5,336,571		5,197,889
Other expenses	315,098		211,252
Operating Partnerships Total Expenses	15,516,288		14,988,112
NET INCOME (LOSS)	(1,362,763)		(1,167,755)
Net income (loss) allocated to Boston Capital Tax Credit Fund V L.P.	(1,405,503)	[1]	(947,284)	[2]
Net income (loss) allocated to other partners	$ 42,740		$ (220,471)

[1]	Amount includes $833,245, $665,198 and $471,493 for Series 47, Series 48 and Series 49, respectively, of loss not recognized under the equity method of accounting as described in note A.
[2]	Amount includes $506,472, $233,211 and $244,592 for Series 47, Series 48 and Series 49, respectively, of loss not recognized under the equity method of accounting as described in note A.